COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments And Contingencies Tables
COMMITMENTS AND CONTINGENCIES	The future minimum lease payments through April 30, 2015 are as follows:
Year ending December 31, 2012	$22,800
2013	45,600
2014	45,600
2015	15,200
$129,200